Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.8%
126,886	iShares 20+ Year Treasury Bond ETF	$16,759,103	1.9
261,167	iShares MSCI EAFE Small-Cap ETF	17,325,819	1.9

	Total Exchange-Traded Funds
	(Cost $37,454,671)	34,084,922	3.8

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
4,740,250	Voya Emerging Markets Index Portfolio - Class P2	58,779,096	6.6
11,491,249	Voya International Index Portfolio - Class P2	130,770,410	14.6
2,644,713	Voya Russell Mid Cap Index Portfolio - Class P2	36,735,070	4.1
2,790,054	Voya Russell Small Cap Index Portfolio - Class P2	46,231,191	5.2
20,108,028	Voya U.S. Bond Index Portfolio - Class P2	202,688,919	22.7
15,636,595	Voya U.S. Stock Index Portfolio - Class P2	328,212,119	36.8

	Total Mutual Funds
	(Cost $757,536,444)	803,416,805	90.0

Units			Value	Percentage of Net Assets
FUNDING AGREEMENTS: 6.0%
		Investment Contract: 6.0%
5,320,250	(1),(2)	VRIAC Contract, 1.600%	53,678,189	6.0

	Total Funding Agreements
	(Cost $53,260,586)		53,678,189	6.0

	Total Investments in Securities (Cost $848,251,701)		$891,179,916	99.8
	Assets in Excess of Other Liabilities		1,556,437	0.2
	Net Assets		$892,736,353	100.0

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	The Funding Agreement is issued by Voya Retirement Insurance and Annuity Company ("VRIAC"). The interest rate is assessed and may change quarterly.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,084,922	$–	$–	$34,084,922
Mutual Funds	803,416,805	–	–	803,416,805
Funding Agreements	–	–	53,678,189	53,678,189
Total Investments, at fair value	$837,501,727	$–	$53,678,189	$891,179,916
Liabilities Table
Other Financial Instruments+
Futures	$(1,206,447)	$–	$–	$(1,206,447)
Total Liabilities	$(1,206,447)	$–	$–	$(1,206,447)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$53,823,592	$12,629,885	$(2,548,263)	$(5,126,118)	$58,779,096	$-	$403,354	$-
Voya International Index Portfolio - Class P2	129,548,637	14,666,705	(3,474,201)	(9,970,731)	130,770,410	-	872,143	-
Voya Russell Mid Cap Index Portfolio - Class P2	37,460,983	2,261,055	(619,451)	(2,367,517)	36,735,070	-	219,683	-
Voya Russell Small Cap Index Portfolio - Class P2	45,342,404	5,599,689	(909,344)	(3,801,558)	46,231,191	-	328,584	-
Voya U.S. Bond Index Portfolio - Class P2	177,876,687	64,411,571	(29,364,698)	(10,234,641)	202,688,919	923,851	(2,368,231)	-
Voya U.S. Stock Index Portfolio - Class P2	367,991,396	14,103,935	(27,453,108)	(26,430,104)	328,212,119	-	9,118,798	-
VRIAC Contract	46,784,734	7,611,201	(894,074)	176,328	53,678,189	-	6,128	-
	$858,828,433	$121,284,041	$(65,263,139)	$(57,754,341)	$857,094,994	$923,851	$8,580,459	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	70	06/13/22	$17,232,250	$(19,859)
			$17,232,250	$(19,859)
Short Contracts:
MSCI EAFE Index	(83)	06/17/22	(8,899,260)	(469,509)
MSCI Emerging Markets Index	(155)	06/17/22	(8,722,625)	(717,079)
			$(17,621,885)	$(1,186,588)

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2022:

Investments, at fair value	Fair Value at March 31, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs**	Impact to Valuation from an Increase in Input***
Funding Agreements	$53,678,189	Cost Approach	Interest rate	1.600%	1.600%	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2022:

Funding Agreements
Assets:
Beginning balance at December 31, 2021	$46,784,734
Purchases	7,611,201
Sales	(900,202)
Total realized gain (loss)	6,128
Net change in unrealized appreciation (depreciation)****	176,328
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at March 31, 2022	$53,678,189
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2022****	$176,328

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $852,456,388.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$63,197,976
Gross Unrealized Depreciation	(25,680,895)
Net Unrealized Appreciation	$37,517,081